Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable net of allowances	$ 322	$ 268
Preferred stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Authorized	20,000,000	20,000,000
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Authorized	750,000,000	750,000,000
Common Stock, Issued	206,844,580	184,266,934
Common Stock, Outstanding	206,844,580	184,266,934
Common Stock To Be Issued	0	6,587,897
Series B Preferred stock [Member]
Mezzanine equity, share issued	0	2,395,105
Mezzanine equity, share outstanding	0	2,395,105
Series C Preferred Stock [Member]
Mezzanine equity, share issued	6,226,370	6,226,370
Mezzanine equity, share outstanding	6,226,370	6,226,370
Series D Preferred stock [Member]
Preferred Stock Issued	1,177,023
Preferred Stock, Outstanding	1,177,023